UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co
Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      7/31/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $183,873.00
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Aircastle Ltd                  COM               G0129K104     4852   660197 SH       SOLE                 660197      0    0
AmeriServ Financial Inc        COM               03074A102     1742   941697 SH       SOLE                 941697      0    0
Archer-Daniels-Midland Co      COM               039483102     3110   116163 SH       SOLE                 116163      0    0
Arkansas Best Corp             COM               040790107     3896   147859 SH       SOLE                 147859      0    0
ArvinMeritor Inc               COM               043353101     2582   588247 SH       SOLE                 588247      0    0
Atlas Air Worldwide Hldgs Inc  COM               049164205     2924   126100 SH       SOLE                 126100      0    0
Brown Shoe Company             COM               115736100     7680  1060800 SH       SOLE                1060800      0    0
Brunswick Corp                 COM               117043109     4286   992093 SH       SOLE                 992093      0    0
Bunge Ltd                      COM               G16962105     2604    43225 SH       SOLE                  43225      0    0
CNA Financial Corp             COM               126117100     6031   389858 SH       SOLE                 389858      0    0
Cabela's Inc                   COM               126804301     5654   459710 SH       SOLE                 459710      0    0
Celestica Inc                  COM               15101Q108     5679   832698 SH       SOLE                 832698      0    0
Charming Shoppes Inc           COM               161133103    12223  3285839 SH       SOLE                3285839      0    0
Chiquita Brands Intl Inc       COM               170032809     5221   508828 SH       SOLE                 508828      0    0
Covenant Transport Group Inc   COM               22284P105     2433   442433 SH       SOLE                 442433      0    0
Flagstar Bancorp Inc           COM               337930101      734  1079089 SH       SOLE                1079089      0    0
Flexsteel Industries Inc       COM               339382103     2622   312865 SH       SOLE                 312865      0    0
Furniture Brands Intl Inc      COM               360921100     4378  1444967 SH       SOLE                1444967      0    0
Global Industries Ltd          COM               379336100     5063   894496 SH       SOLE                 894496      0    0
Goodyear Tire & Rubber Co      COM               382550101     5526   490794 SH       SOLE                 490794      0    0
Group 1 Automotive Co          COM               398905109     6135   235799 SH       SOLE                 235799      0    0
Massey Energy Corp             COM               576206106     7177   367300 SH       SOLE                 367300      0    0
Navistar Intl Corp New         COM               63934E108    10466   240049 SH       SOLE                 240049      0    0
Newpark Resources Inc          COM               651718504     2819   989256 SH       SOLE                 989256      0    0
OfficeMax Incorporated         COM               67622P101     7151  1138773 SH       SOLE                1138773      0    0
Overseas Shipholding Group Inc COM               690368105     5611   164825 SH       SOLE                 164825      0    0
PMA Capital Corp               COM               693419202     3943   866700 SH       SOLE                 866700      0    0
PolyOne Corporation            COM               73179P106     3687  1360488 SH       SOLE                1360488      0    0
RTI International Metals Inc   COM               74973W107     4827   273151 SH       SOLE                 273151      0    0
Royal Caribbean Cruises Ltd    COM               v7780t103     5440   401800 SH       SOLE                 401800      0    0
SUPERVALU Inc                  COM               868536103     4846   374224 SH       SOLE                 374224      0    0
Sanmina-SCI Corp               COM               800907107     3495  7977654 SH       SOLE                7977654      0    0
Steak n Shake Company          COM               857873103     2862   327431 SH       SOLE                 327431      0    0
Stewart Info. Services Corp    COM               860372101     3801   266737 SH       SOLE                 266737      0    0
Tesoro Corporation             COM               881609101     4369   343201 SH       SOLE                 343201      0    0
Union Drilling Inc             COM               90653P105     5188   783712 SH       SOLE                 783712      0    0
United Rentals Inc             COM               911363109     5304   817200 SH       SOLE                 817200      0    0
Valero Energy Corp             COM               91913Y100     3970   235024 SH       SOLE                 235024      0    0
Virco Mfg Corp                 COM               927651109     2551   728979 SH       SOLE                 728979      0    0
YRC Worldwide Inc              COM               984249102      991   572624 SH       SOLE                 572624      0    0